REORGANIZATION ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Chapter 11 Filing Going Concern and Other Related Matters [Abstract]
Schedule of Reorganization Items Net

The table below reflects the recovery of previously allocated professional fees associated with a litigation matter that OSG subsequently settled for an amount in excess of its related out-of-pocket expenses.

For the year ended December 31,	2017	2016	2015
Allocated trustee fees	$-	$74	$147
Allocated professional fees	-	(3,220)	5,422
Other claim adjustments	-	3,277	90
	$-	$131	$5,659